CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (Q3) - USD ($)		1 Months Ended	3 Months Ended				4 Months Ended	7 Months Ended	9 Months Ended
		Jun. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
STATEMENT OF OPERATIONS [Abstract]
Formation and operating costs			$ 159,017			$ 133,620	$ 138,620	$ 306,834	$ 839,460
Loss from operations			(159,017)			(133,620)	(138,620)	(306,834)	(839,460)
Other income (expense):
Interest income on marketable securities held in Trust Account			342,126			620,669	620,669	1,812,577	2,207,141
Unrealized (loss) gain on marketable securities held in Trust Account			(297,069)			66,074	66,074	112,416	(16,343)
Other income, net			45,057			686,743	686,743	1,924,993	2,190,798
Net (loss) income		$ (5,000)	$ (113,960)	$ (161,809)	$ 1,627,107	$ 553,123	$ 548,123	$ 1,618,159	$ 1,351,338
Weighted average shares outstanding, basic and diluted (in shares)	[1]		7,566,134			6,910,082	6,792,210	7,111,079	7,538,169
Basic and diluted net loss per ordinary share (in dollars per share)	[2]		$ (0.02)			$ (0.01)	$ (0.02)	$ (0.03)	$ (0.10)

[1]	Excludes an aggregate of 23,668,455 and 23,750,733 shares subject to possible redemption at September 30, 2020 and 2019, respectively.
[2]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $42,655 and $2,074,028 for the three and nine months ended September 30, 2020, respectively, and $652,406 for the three months ended September 30, 2019 and for the period from June 7, 2019 (inception) through September 30, 2019, respectively (see Note 2).